OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares		9 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	8,245,190	6,829,421	8,245,190	7,780,190	5,990,190	8,245,190
Options Outstanding, Weighted Average Remaining Life	5 years 292 days	4 years 255 days	5 years 292 days	6 years 146 days	6 years 255 days
Options Exercisable, Number of Options	7,028,639	6,427,005	7,028,639
Options at $1.01-$2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Range Limit (in Dollars per share)		$ 1.01	$ 1.01
Options Outstanding, Exercise Price, Upper Range Limit (in Dollars per share)		$ 2.00	$ 2.00
Options Outstanding, Number of Options	2,294,642	2,144,642	2,294,642
Options Outstanding, Weighted Average Remaining Life		5 years 328 days	6 years 292 days
Options Exercisable, Number of Options	1,810,976	1,742,226	1,810,976
Options at $2.01-$3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Range Limit (in Dollars per share)		$ 2.01	$ 2.01
Options Outstanding, Exercise Price, Upper Range Limit (in Dollars per share)		$ 3.00	$ 3.00
Options Outstanding, Number of Options	5,650,548	4,384,779	5,650,548
Options Outstanding, Weighted Average Remaining Life		3 years 328 days	5 years 109 days
Options Exercisable, Number of Options	4,917,663	4,384,779	4,917,663
Options at $3.01-$4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Range Limit (in Dollars per share)		$ 3.01	$ 3.01
Options Outstanding, Exercise Price, Upper Range Limit (in Dollars per share)		$ 4.00	$ 4.00
Options Outstanding, Number of Options	300,000	300,000	300,000
Options Outstanding, Weighted Average Remaining Life		7 years 6 months	8 years 109 days
Options Exercisable, Number of Options	300,000	300,000	300,000